The capital adequacy ratio of the Group (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
The capital adequacy ratio of the Group [Abstract]
Tier I common equity capital	₩ 28,561,568	₩ 28,696,267
Additional tier 1 capital	3,138,262	1,981,609
Tier I capital	31,699,830	30,677,876
Tier II capital	4,014,740	3,315,185
Total capital (A)	35,714,570	33,993,061
Total risk-weighted assets (B)	₩ 256,891,664	₩ 228,678,105
Capital adequacy ratio (A/B)	0.1390	0.1487
Tier I capital adequacy ratio	0.1234	0.1342
Common equity capital adequacy ratio	0.1112	0.1255